Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and due from banks, reserve requirements	$ 0	$ 0
Liabilities and Shareholders' Equity
Time	$ 250,000,000	$ 0
Shareholders' equity:
Preferred stock, stated value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized (in shares)	5,000,000,000	5,000,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	20,000,000,000	20,000,000,000
Common stock, shares issued (in shares)	5,636,830,000	5,661,569,000
Common stock, shares outstanding (in shares)	5,636,830,000	5,661,569,000
Common Stock Held By Deferred Compensation Trust	169,004,000	162,193,000